Income Taxes - Schedule of Deferred Income Taxes Presented on the Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Among non-current assets	$ 142,007	$ 106,693
Among long-term liabilities	(1,907)	(3,395)
Net deferred tax assets	$ 140,100	$ 103,298